Details of expense relating to lease contracts as lessee (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure - Details of expense relating to lease contracts as lessee [Abstract]
Depreciation of right-of-use assets	₩ 586,254	₩ 581,074
Interest expenses on lease liabilities	111,782	85,950
Leases expenses for short-term leases	45,787	20,127
Leases expenses for leases of low-value assets	2,796	1,616
Variable lease payments	33,267	(15,912)
Total expense relating to lease contracts as lessee	₩ 779,886	₩ 672,855